Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Accumulated Other Comprehensive Loss, Foreign Currency Translation Adjustment, Net of Tax	$ 19,371	$ 44,444	$ 44,585	$ 32,090
Restricted Cash	$ 1,292	517	640
Impairment of Long-Lived Assets		$ 0	11,199	0
Number of shares authorized to be repurchased under our stock repurchase programs		1,395,049
Machine warranty, range minimum (in years)	1 year	1 year
Machine warranty, range maximum (in years)	4 years	4 years
Advertising Costs		$ 7,269	$ 7,418	$ 8,583
Buildings and improvements
Property, Plant and Equipment
Property, Plant and Equipment, Useful life, Average		30 years
Property, Plant and Equipment, Other Types | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful life, Average		3 years
Property, Plant and Equipment, Other Types | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful life, Average		15 years